Subsequent Events (Details)	1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Mar. 02, 2022 CAD ($) shares	Dec. 31, 2021 USD ($) shares
2021 United States ATM
Disclosure of non-adjusting events after reporting period [line items]
Issued (shares) | shares			2,715,932
Gross proceeds from common shares			$ 8,654,892
Share transactions | Production Service Agreement
Disclosure of non-adjusting events after reporting period [line items]
Payments for executory contracts	$ 1,368,000
Share transactions | 2021 United States ATM
Disclosure of non-adjusting events after reporting period [line items]
Issued (shares) | shares		2,050,240
Gross proceeds from common shares		$ 3,560,397